2. RESTATEMENT OF FINANCIAL STATEMENTS (Details) (USD $)	3 Months Ended		9 Months Ended			12 Months Ended							92 Months Ended	101 Months Ended	83 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2006	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2013 As Reported	Mar. 31, 2013 As Reported	Jun. 30, 2013 Adjustments	Mar. 31, 2013 Adjustments	Jun. 30, 2013 Restated	Mar. 31, 2013 Restated
Revenue	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0						$ 0	$ 0	$ 0	$ 0			$ 0	$ 0
Operating Expenses
General and Administrative	31,328	772,503		826,708	833,376	1,375,528	379,326						3,315,030	4,141,738	2,000,326	1,967,043		0	2,000,326	1,967,043
Public Relations	0	0		0	0	0	400,000						619,890	619,890	219,890	219,890	400,000	400,000	619,890	619,890
Amortization of Debt Discount	0	0		0	0	0	0						120,000	120,000	120,000	120,000	0	0	120,000	120,000
Professional Fees	59,313	13,111		112,828	58,583	178,373	48,667						513,448	626,276	380,547	351,942	0	0	380,547	351,942
Officer's Salary	62,528	58,899		187,585	176,787	237,134	267,120						1,840,648	2,028,233	1,721,402	1,662,503	0	0	1,721,402	1,662,503
Contract Settlement	0	0		0	0	0	0						(107,143)	(107,143)	107,143	107,143	0	0	107,143	107,143
Research and Development	68,801	96,368		292,940	416,418	489,434	465,293						1,791,443	2,084,383	1,622,059	1,457,292	0	0	1,622,059	1,457,292
Total Operating Expenses	221,970	940,881		1,420,061	1,485,164	2,280,469	1,560,406						8,307,602	9,727,663	6,171,367	5,885,813	400,000	400,000	6,571,367	6,285,813
Loss from Operations	(221,970)	(940,881)		(1,420,061)	(1,485,164)	(2,280,469)	(1,560,406)						(8,307,602)	(9,727,663)	(6,171,367)	(5,885,813)	(400,000)	(400,000)	(6,571,367)	(6,285,813)
Other Income/(Expenses)
Other income	0	0		0	0	0	3,000						7,881	7,881	7,881	7,881	0	0	7,881	7,881
Interest income	0	0		0	47	47	192						239	239	239	192	0	0	239	192
Change in fair value of embedded derivative liability	0	0		0	0	0	0						(2,790,185)	(2,790,185)	(2,790,185)	(2,790,185)	0	0	(2,790,185)	(2,790,185)
Change in fair value of embedded derivative liability-related party															119,485	119,485	0	0	119,485	119,485
Interest expense	17,071	15,953		52,403	50,014	0	45,707						147,913	200,316	(181,974)	(164,538)	0	0	(181,974)	(164,538)
Total Other Income/(Expenses)	(17,071)	(9,178)		(33,267)	(43,192)	(5,187,216)	(42,515)						(7,997,756)	(8,031,023)	(2,844,554)	(2,827,165)	0	0	(2,844,554)	(2,827,165)
Net (Income) Loss before Provision for Income Taxes	(239,041)	(950,059)		(1,453,328)	(1,528,356)	(7,467,685)	(1,602,921)						(16,305,358)	(17,758,686)	(9,015,921)	(8,712,978)	(400,000)	(400,000)	(9,415,921)	(9,112,978)
Provision for Income Taxes	0	0		0	0	0	0						0	0		0		0		0
Net Income (Loss)	$ (239,041)	$ (950,059)	$ (530,321)	$ (1,453,328)	$ (1,528,356)	$ (7,467,685)	$ (1,602,921)	$ (1,295,310)	$ (1,782,888)	$ (1,432,091)	$ (1,721,156)	$ (472,986)	$ (16,305,358)	$ (17,758,686)	$ (9,015,921)	$ (8,712,978)	$ (400,000)	$ (400,000)	$ (9,415,921)	$ (9,112,978)
Net Income (Loss) Per Share - Basic and Diluted	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Weighted average number of shares outstanding during the period - Basic and Diluted	665,681,446	620,402,696		658,620,828	610,945,312	616,313,968	596,143,581